Average Annual Total Returns			12 Months Ended	51 Months Ended
		Jan. 28, 2026	Dec. 31, 2025	Dec. 31, 2025
Sphere 500 Climate Fund Class R6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			18.04%	12.84%
Performance Inception Date		Oct. 04, 2021
Sphere 500 Climate Fund Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			15.69%	12.08%
Sphere 500 Climate Fund Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.40%	9.99%
Sphere 500 Climate Fund Class R6 | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.88%	13.25%
Sphere 500 Climate Fund Class R6 | Sphere 500 Fossil-Free Index™ (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.46%	12.78%
Sphere 500 Climate Fund Institutional Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[3]		17.93%	12.73%

[1]	The S&P 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The S&P 500 Index is a float-weighted index, meaning company market capitalizations are adjusted by the number of shares available for public trading. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commission or other expenses of investing.
[2]	For additional information regarding this index, see the discussion under the sub-heading “The Index” in the Summary Section of this Prospectus. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commission or other expenses of investing.
[3]	Institutional Class shares of the Fund commenced operations on September 16, 2025. The performance shown for Institutional Class shares for periods pre-dating the commencement of operations of the class reflects the performance of the Fund’s Class R6 shares, the initial share class, calculated using the fees and expenses of Institutional Class shares, and without the effect of any fee and expense limitations or waivers. If Institutional Class shares of the Fund had been available during periods prior to September 16, 2025, the performance shown may have been different.